PREPAYMENTS AND DEPOSITS, TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF PREPAYMENTS AND DEPOSITS, TRADE AND OTHER RECEIVABLES

	As at March 31,
	2026	2025
	HK$	HK$

Trade receivables	5,411,404	1,632,602
Less: Provision for expected credit losses	-	-

	5,411,404	1,632,602
Other receivables	36,878	11,260
Less: Provision for expected credit loss	-	-

Trade and other receivables	5,448,282	1,643,862
Prepayments and deposits	1,590,252	4,053,457
Prepayment for project cost	-	592,501

	7,038,534	6,289,820
Less: Receivables and prepayments and deposits within twelve months shown under current assets	(6,281,371)	(3,933,688)

Rental deposits and prepayments shown under non-current assets	757,163	2,356,132

SCHEDULE OF ANALYSIS OF TRADE RECEIVABLES

The following is an aged analysis of trade receivables (net of allowance for credit losses) presented based on the invoice date at the end of the reporting period, which approximates the revenue recognition dates:

	2026	2025
	HK$	HK$

Up to 30 days	5,411,404	1,632,602